Consolidated Balance Sheets - USD ($)	Apr. 30, 2024	Apr. 30, 2023
Current Assets:
Cash and cash equivalents	$ 229,705	$ 202,095
Investment, at cost	16,500,000
Accounts receivable, net	273,874	399,680
Inventories, net	1,609,196	3,189,766
Prepaid inventory	810,978	936,939
Prepaid expenses and other current assets	197,871	263,020
Total Current Assets	19,621,624	4,991,500
Non-Current Assets:
Note receivable - former subsidiary	2,000,000	2,000,000
Fixed assets, net of depreciation		14,791
Intangible assets, net of amortization	1,000	101,281
Total Non-Current Assets	2,001,000	2,116,072
TOTAL ASSETS	21,622,624	7,107,572
Current Liabilities:
Accounts payable	4,704,596	5,496,629
Accrued expenses	3,405,372	4,911,839
Derivative liabilities	5,433	10,489,606
Contingent consideration		418,455
Other current liabilities	255,648	22,971
Total Current Liabilities	12,022,810	23,767,491
Long-Term Liabilities:
Total Long-Term Liabilities		1,953,842
Total Liabilities	12,022,810	25,721,333
Commitments and contingency
SHAREHOLDERS’ EQUITY (DEFICIT)
Common stock, par value, $0.001, 300,000,000 shares authorized, 1,828,541 and 16,929 shares issued and outstanding as of April 30, 2024 and April 30, 2023, respectively	1,828	17
Additional paid in capital	176,801,473	132,994,320
Accumulated deficit	(167,387,028)	(151,750,610)
Accumulated other comprehensive income	183,541	142,512
Total Stockholders’ Equity (Deficit)	9,599,814	(18,613,761)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	21,622,624	7,107,572
Nonrelated Party [Member]
Current Liabilities:
Accrued interest		25,387
Current portion of notes payable	1,564,513	1,484,647
Related Party [Member]
Current Liabilities:
Accrued interest	917,957	917,957
Current portion of notes payable	1,169,291
Long-Term Liabilities:
Notes payable related parties, net of current portion		$ 1,953,842